Share capital and shares held in treasury - Summary of called up share capital issued and fully paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share capital and shares held in treasury
Shares issued at start of year	1,906,907,605	1,934,880,088
Issue of ordinary shares	2,937,114	3,027,517
Cancellation of ordinary shares	(29,000,000)	(31,000,000)
Shares issued at end of year	1,880,844,719	1,906,907,605
At start of year	£ 275	£ 279
Cancellation of ordinary share	(3)	(4)
At end of year	£ 272	£ 275